Fees Summary	Nov. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,661,029.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 26,661,029.00
Final Prospectus	true